Goodwill - Impairment Test of Goodwill- Key Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [Line Items]
Tax Rate	26.50%	26.60%
Financial & risk [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	3.00%
Discount rate	8.30%
Tax Rate	28.00%
Legal [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	7.40%
Tax Rate	36.60%
Tax & accounting [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	3.00%
Discount rate	9.00%
Tax Rate	38.00%